Accounts receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Accounts receivable, net [Abstract]
Accounts receivable, gross	314,778	131,315
Less: allowance for doubtful receivables	(57,342)	(31,214)	(5,716)
Accounts receivable, net	257,436	100,101		41,491
Summary of allowance for doubtful accounts
Balance at beginning of the year	(31,214)	(5,716)
Additions charged to general and administrative expenses	(26,246)	(31,987)	(6,884)
Write-off during the year	118	6,489	1,168
Balance at end of the year	(57,342)	(31,214)	(5,716)